Intangible assets, net (Tables)	6 Months Ended
Dec. 31, 2015
Intangible assets, net
Schedule of intangible assets, net

Intangible assets, net consisted of the following (in thousands):

	December 31, 2015	June 30, 2015	June 30, 2014

Acquired software licenses	$399	$208	$—
Less accumulated amortization	(94)	(30)	—

	$305	$178	$—